CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents	$ 122	$ 126
Restricted cash and cash equivalents (including $19 and $32 in variable interest entities, "VIEs," respectively)	227	114
Accounts receivable, net of allowance for doubtful accounts of $13 and $0.4, respectively	121	97
Vacation ownership mortgages receivable, net of allowance of $4 and $1, respectively (including a net $61 and $59 in VIEs, respectively)	79	88
Vacation ownership inventory	496	195
Prepaid income taxes	58	47
Prepaid expenses	64	49
Other current assets (including $4 and $3 of interest receivables in VIEs, respectively)	33	30
Total current assets	1,200	746
Restricted cash and cash equivalents (including $1 and $2 in variable interest entities, "VIEs," respectively)	3	4
Vacation ownership mortgages receivable, net of allowance of $51 and $21, respectively (including a net $498 and $370 in VIEs, respectively)	658	642
Vacation ownership inventory	60	189
Investments in unconsolidated entities	55	59
Property and equipment, net	616	580
Goodwill	564	558
Intangible assets, net	440	453
Deferred income taxes		9
Other non-current assets	91	74
TOTAL ASSETS	3,687	3,314
LIABILITIES:
Accounts payable, trade	46	64
Current portion of securitized debt from VIEs	146	111
Deferred revenue	162	87
Accrued compensation and benefits	72	70
Accrued expenses and other current liabilities (including a net $1 of interest payables in VIEs)	215	186
Total current liabilities	641	518
Long-term debt	562	580
Securitized debt from VIEs	429	319
Income taxes payable, non-current	11	5
Other long-term liabilities	118	47
Deferred revenue	76	79
Deferred income taxes	133	165
Total liabilities	1,970	1,713
Redeemable noncontrolling interest	1	1
Commitments and contingencies
EQUITY:
Preferred stock-authorized 25,000,000 shares, of which 100,000 shares are designated Series A Junior Participating Preferred Stock; $0.01 par value; none issued and outstanding
Common stock-authorized 300,000,000 shares; $0.01 par value; issued 134,053,132 and 133,545,864 shares, respectively	1	1
Treasury stock- 9,987,627 and 8,878,489 shares at cost, respectively	(164)	(136)
Additional paid-in capital	1,278	1,262
Retained earnings	597	499
Accumulated other comprehensive loss	(33)	(52)
Total ILG stockholders' equity	1,679	1,574
Noncontrolling interests	37	26
Total equity	1,716	1,600
TOTAL LIABILITIES AND EQUITY	$ 3,687	$ 3,314